Related Parties	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Related Parties
21	Related parties

(a)	Key management remuneration
The total remuneration (salaries and benefits) of key management personnel, including the Executive Committee, amounted to R$ 16,672, including profit-sharing compensation for the year ended December 31, 2023 (2022 - R$ 16,781).
According to Vinci internal policy, the key management is entitled to receive a profit-sharing compensation for the current year, which was paid in January 2024, after the Management approval. As informed in Note 12, Vinci accrued a provision for profit sharing for the Group as of December 31, 2023.

(b)	Receivables from related parties
The Entity receivables from related parties as of December 31, 2023 and 2022, as shown in the table below:

	12/31/2023	12/31/2022
Vinci Infra Investimentos V2I S.A.	—	79
Cagliari Participações S.A.	4	4
Accadia Participações AS	—	91
Norcia Participações SA	—	56
Laguna Participações S.A.	—	11
VFDL 4 Empreendimentos Imobiliários LTDA	—	3
Vias Participações I S.A.	—	1
Verona Participações Societarias S.A.	—	8

	4	253

(c)	Employees loans
As presented in Note 6(i), Vinci may advance payments to its employees.

(d)	Receivables from employees
During 2023, Vinci sold part of its treasury shares to employees. The amount will be received from January 31, 2025, in annual installments until January 31, 2029, and a monetary variation will be charged by inflation index.